INCOME TAXES - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Bargain purchase gain		$ 0	$ 209	$ 0
Tax effect from change in tax rate		340	0	(94)
Net change in measurement of deferred tax assets		1,201	(1,301)	(281)
Tax expense (benefit) related to recognition of deferred tax assets for losses and other deductible temporary differences of previous years			(1,842)	(1,297)
Tax expense related to non-recognition and derecognition of other deferred tax assets			541	364
Tax deductible write-downs on shares and receivables		922	498	652
Tax effect of foreign tax rates		14	(47)	(157)
Tax contingencies/settlements		225	183	7
Deferred tax assets		8,680	8,287
Future taxable income required		34,800
Deferred tax liabilities		2,331	2,374
Operating loss carryforward, amount		105,900
Tax credit, amount		$ 693
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		24.94%
Future taxable income increase due to tax integration		$ 600	800	300
Increase in deferred tax assets due to tax integration			1,300	1,100
Deferred tax asset recoverability, currency adjustment			600
Accumulated income tax losses		83,300	80,600
Accumulated income tax losses, realizable		34,800	34,100
Deferred tax assets		8,700	8,900
Accumulated income tax losses subject to recapture			21,600
Belgium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate				(60)
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate				$ (31)
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount		8,467
Tax losses for which deferred tax asset recognised		393
Unused tax losses for which no deferred tax asset recognised		8,074
Brazil, France, Germany, Luxembourg and Spain | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount		97,400
Tax losses for which deferred tax asset recognised		39,000
Unused tax losses for which no deferred tax asset recognised		58,400
Basque Country in Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount		610
Tax credits for which deferred tax asset recognised		26
Unused tax credits for which no deferred tax asset recognised		584
Brazil, Spain, and the United States | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount		83
Tax credits for which deferred tax asset recognised		50
Unused tax credits for which no deferred tax asset recognised		33
Temporary differences related to investments in subsidiaries, associates and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		79	80
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax liabilities		$ 899
Ilva
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Bargain purchase gain	$ 181		$ 209